Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds

Supplement dated June 18, 2018
to the Statutory Prospectus dated November 1, 2017
(as supplemented December 15, 2017, January 30, 2018 and March 16, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL EDGE ACTIVE INCOME ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies - Fixed Income:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
During the fiscal year ended June 30, 2017, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.02% in securities rated Aaa	20.24% in securities rated Baa	7.21% in securities rated Caa	0.00% in securities rated D
0.25% in securities rated Aa	31.60% in securities rated Ba	0.00% in securities rated Ca	2.89% in securities not rated
6.65% in securities rated A	31.14% in securities rated B	0.00% in securities rated C